NORTHERN LIGHTS VARIABLE TRUST

April 17, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-

TOPS ® Conservative ETF Portfolio

TOPS ® Balanced ETF Portfolio

TOPS ® Moderate Growth ETF Portfolio

TOPS ® Growth ETF Portfolio

TOPS ® Aggressive Growth ETF Portfolio

TOPS ® Managed Risk Balanced ETF Portfolio

TOPS ® Managed Risk Moderate Growth ETF Portfolio

TOPS ® Managed Risk Growth ETF Portfolio

TOPS ® Managed Risk Flex ETF Portfolio

Post-Effective Amendment No. 227 and 228 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS ® Managed Risk Growth ETF Portfolio, and TOPS® Managed Risk Flex ETF Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
TOPS ® Conservative ETF Portfolio	227	0001580642-19-001927	4/16/2019

TOPS ® Balanced ETF Portfolio	227	0001580642-19-001927	4/16/2019
TOPS ® Moderate Growth ETF Portfolio	227	0001580642-19-001927	4/16/2019
TOPS ® Growth ETF Portfolio	227	0001580642-19-001927	4/16/2019
TOPS ® Aggressive Growth ETF Portfolio	227	0001580642-19-001927	4/16/2019
TOPS ® Managed Risk Balanced ETF Portfolio	227	0001580642-19-001927	4/16/2019
TOPS ® Managed Risk Moderate Growth ETF Portfolio	227	0001580642-19-001927	4/16/2019
TOPS ® Managed Risk Growth ETF Portfolio	227	0001580642-19-001927	4/16/2019
TOPS ® Managed Risk Flex ETF Portfolio	228	0001580642-19-001931	4/16/2019

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Stephanie Shearer at (631) 470-2633.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary